Stockholders' Equity/ Members' Deficit - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 10, 2020	Apr. 27, 2020	Aug. 31, 2020	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Aug. 05, 2020	Jun. 30, 2020
Limited Liability Company Llc Members Equity [Line Items]
Number of units converted				3,456,634
Conversion of common stock shares issued upon conversion				38,111,001		12,472,242
Reclassification of members capital				$ 7,006
Members capital par value or stated value per unit			$ 0.001			$ 0.001		$ 0.001
Common stock, shares authorized			500,000,000					1,000		1,000
OAK Street Health Inc and Affiliates [Member]
Limited Liability Company Llc Members Equity [Line Items]
Business acquisition, equity interest issued or issuable, number of shares			268,817
Number of units converted	15,928,876					(3,456,634)
Conversion of common stock shares issued upon conversion	200,286,312					12,472,242
Issuance of Common Units						1,471,623		25,518
Members capital par value or stated value per unit						$ 0.01		$ 0.01
Common stock, shares authorized						500,000,000		1,000
Tender Offer Expiration Date		Apr. 27, 2020
Limited Liability Company (LLC) Common Unit Tendered Value		$ 20,000				$ 20,000
Limited Liability Company (LLC) Common Units, Price Per Unit		$ 156.29
Threshold Percentage On Transfer Of Common Units		10.00%
Repurchase Of Units During The Period Tender Offer Value						(19,393)
Additional Compensation Expense						$ 606
Preferred stock authorized						50,000,000		0
Preferred stock, par value						$ 0.001		$ 0.001
OAK Street Health Inc and Affiliates [Member] | Accumulated Deficit [Member]
Limited Liability Company Llc Members Equity [Line Items]
Repurchase Of Units During The Period Tender Offer Value						$ 13,498
OAK Street Health Inc and Affiliates [Member] | Member Units [Member]
Limited Liability Company Llc Members Equity [Line Items]
Issuance of Common Units					251,500	1,095,067	495,995
Repurchase Of Units During The Period Tender Offer Value						$ (5,895)
IPO [Member]
Limited Liability Company Llc Members Equity [Line Items]
Issuance of Common Units			17,968,750
Shares offering, price per share			$ 21.00
Preferred stock authorized						50,000,000
Preferred stock, par value						$ 0.001
IPO [Member] | OAK Street Health Inc and Affiliates [Member]
Limited Liability Company Llc Members Equity [Line Items]
Issuance of Common Units	17,968,750
Shares offering, price per share	$ 21.00
Members capital par value or stated value per unit									$ 0.001
Common stock, shares authorized									17,968,750
Over-Allotment Option [Member]
Limited Liability Company Llc Members Equity [Line Items]
Issuance of Common Units			2,343,750
Over-Allotment Option [Member] | OAK Street Health Inc and Affiliates [Member]
Limited Liability Company Llc Members Equity [Line Items]
Issuance of Common Units	2,343,750
Common Stock [Member] | OAK Street Health Inc and Affiliates [Member]
Limited Liability Company Llc Members Equity [Line Items]
Business acquisition, equity interest issued or issuable, number of shares			58,240,199
Common Stock Subject To Service-Based Vesting [Member]
Limited Liability Company Llc Members Equity [Line Items]
Conversion of common stock shares issued upon conversion				22,612,472
Common Stock Subject To Service-Based Vesting [Member] | OAK Street Health Inc and Affiliates [Member]
Limited Liability Company Llc Members Equity [Line Items]
Conversion of common stock shares issued upon conversion	22,612,472
Common Stock Option To Purchase [Member] | OAK Street Health Inc and Affiliates [Member]
Limited Liability Company Llc Members Equity [Line Items]
Number of units converted	1,924
Oak Street Health Inc [Member] | Common Stock [Member]
Limited Liability Company Llc Members Equity [Line Items]
Business acquisition, equity interest issued or issuable, number of shares				226,940
OAK Street Health Inc and Affiliates [Member] | Common Stock [Member]
Limited Liability Company Llc Members Equity [Line Items]
Business acquisition, equity interest issued or issuable, number of shares				37,884,061
OAK Street Health Inc and Affiliates [Member] | Common Stock Subject To Service-Based Vesting [Member]
Limited Liability Company Llc Members Equity [Line Items]
Business acquisition, equity interest issued or issuable, number of shares				22,612,472
OAK Street Health Inc and Affiliates [Member] | Common Stock Option To Purchase [Member]
Limited Liability Company Llc Members Equity [Line Items]
Business acquisition, equity interest issued or issuable, number of shares				14,313,416